Segment Information	6 Months Ended
Jun. 30, 2026
Segment Information [Abstract]
SEGMENT INFORMATION
21.	SEGMENT INFORMATION

The Group primarily operates through its mining datacenters in the United States, Bhutan, Norway and other applicable geographic locations, refer to the geographic information presented. The gross profit by reporting segments is regularly provided to CODM for the purpose of allocating operating and capital resources and assessing performance of each reporting segment by comparing actual gross profit results to historical results and previously forecasted financial information. The CODM is not regularly provided with asset information by reporting segments, and therefore the Group does not report asset information by reporting segments.

For the six months ended June 30, 2026, the Group identified seven operating segments and seven reportable segments, including 1) Self-mining; 2) Co-mining; 3) AI Cloud; 4) General hosting; 5) Membership hosting; 6) Cloud hash rate; and 7) Sale of mining rigs and accessories. For the six months ended June 30, 2025, the Group identified six operating segments and six reportable segments, including 1) Self-mining; 2) AI Cloud; 3) General hosting; 4) Membership hosting; 5) Cloud hash rate; and 6) Sale of mining rigs and accessories.

AI Cloud was not previously presented as a separate reportable segment. Following a change in the Group’s internal reporting structure during the six months ended June 30, 2026, AI Cloud is reported separately and segment information for the six months ended June 30, 2025 has been recast to conform to the current period presentation. The recast had no effect on total consolidated net revenues, gross profit or loss before income tax.

The segment financial information was as follows:

	Six months ended June 30, 2026
In thousands of USD	Self-mining	Co-mining	AI Cloud	General hosting	Membership hosting	Cloud hash rate	Sale of mining rigs and accessories	Total
Net revenues	315,226	34,002	17,689	8,226	26,529	7,425	4,087	413,184
Cost of revenues:
Electricity cost in operating mining rigs	(180,191)	(17,521)	-	(6,831)	(19,591)	(3,594)	-	(227,728)
Depreciation expense	(155,183)	(17,050)	(7,036)	(653)	(2,124)	(3,385)	-	(185,431)
Share-based compensation expenses	(930)	(100)	-	(24)	(78)	(22)	-	(1,154)
Cost of products sold	-	-	-	-	-	-	(3,822)	(3,822)
Other	(16,013)	(4,114)	(17,952)	(561)	(1,850)	(519)	-	(41,009)
Total segment cost of revenues	(352,317)	(38,785)	(24,988)	(8,069)	(23,643)	(7,520)	(3,822)	(459,144)
Total segment gross (loss)/profit	(37,091)	(4,783)	(7,299)	157	2,886	(95)	265	(45,960)

Segment information for the comparative period was as follows:

	Six months ended June 30, 2025
In thousands of USD	Self-mining	AI Cloud	General hosting	Membership hosting	Cloud hash rate	Sale of mining rigs and accessories	Total
Net revenues	96,538	2,691	18,960	30,868	51	73,554	222,662
Cost of revenues:
Electricity cost in operating mining rigs	(57,343)	-	(13,611)	(22,418)	(7)	-	(93,379)
Depreciation expense	(23,293)	(2,242)	(1,987)	(3,238)	(54)	-	(30,814)
Share-based compensation expenses	(791)	-	(183)	(306)	(1)	-	(1,281)
Cost of products sold	-	-	-	-	-	(63,215)	(63,215)
Other	(15,292)	(2,717)	(2,618)	(4,264)	(8)	(641)	(25,540)
Total segment cost of revenues	(96,719)	(4,959)	(18,399)	(30,226)	(70)	(63,856)	(214,229)
Total segment gross (loss)/profit	(181)	(2,268)	561	642	(19)	9,698	8,433

Reconciliation of segment results to (loss)/profit before income tax:

	Six months ended June 30,
In thousands of USD	2026	2025
Total segment gross (loss)/profit	(45,960)	8,433
Other net revenues	4,530	3,048
Other net cost of revenues	(6,137)	(3,470)
Unallocated net operating (expenses)/income	(155,252)	48,187
Interest income	2,220	4,187
Interest expense	(62,810)	(19,063)
Total consolidated (loss)/profit before income tax	(263,409)	41,322

Reconciliation of segment revenues to total revenues:

	Six months ended June 30,
In thousands of USD	2026	2025
Total segment net revenues	413,184	222,662
Other net revenues	4,530	3,048
Total consolidated net revenues	417,714	225,710

Disaggregated revenue data by geographical region in terms of the location where services are provided or where the customers are based within the operating segment is as follows:

	Six months ended June 30,
In thousands of USD	2026	2025
Singapore	22,798	4,768
United States	180,783	118,126
Bhutan	171,443	34,222
Norway	36,553	33,052
Finland	-	21,966
Ethiopia	4,829	7,409
Others	1,308	6,167
Total	417,714	225,710

Selected assets of property, plant and equipment and right-of-use assets by geographical region within the operating segment is as follows:

	At June 30,	At December 31,
In thousands of USD	2026	2025
Singapore	678,930	66,310
United States	845,346	456,708
Bhutan	440,292	443,780
Norway	144,920	143,220
Malaysia	48,861	52,682
Canada	15,813	8,404
Ethiopia	14,984	19,881
Others	13,205	15
Total	2,202,351	1,191,000